SCHEDULE OF RECONCILES STATUTORY RATES TO EFFECTIVE TAX RATE (Details)			12 Months Ended
		Apr. 01, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Hong Kong statutory income tax rate		16.50%	16.50%	16.50%	16.50%
Preferential tax rate in Hong Kong					(10.00%)
Expenses not deductible for tax	[1]		(76.50%)		0.80%
Effect of tax rates in foreign jurisdiction			(23.30%)	(9.80%)
Valuation allowance			(3.90%)	(21.30%)
Permanent difference	[2]		87.20%	3.60%	(3.10%)
Effective tax rate				(11.00%)	4.20%

[1]	Non-deductible items mainly arise from expenses not deductible for tax purposes primarily including professional fees in relation to IPO in 2021 and operating expenses from Hong Kong companies which do not generate any assessable profits during the year. In 2023, this also represents the loss due to mark-to-market of a derivative asset which is not deductible for tax.
[2]	Mainly represents non-taxable income due to governmental grants and other non-taxable interest. In 2022 and 2023, this also represents the combination of other non-taxable income and deferred true-ups due to non-deductible expenses.